Schedule of Investments - Virtus Private Credit Strategy ETF

July 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 62.0%
Financials - 62.0%
Ares Capital Corp.(1)	28,025	$549,290
Bain Capital Specialty Finance, Inc.	50,931	749,704
Barings BDC, Inc.	77,005	642,992
BlackRock Capital Investment Corp.	93,672	339,093
BlackRock TCP Capital Corp.	62,661	756,945
Blackstone Secured Lending Fund(1)	10,477	297,966
Capital Southwest Corp.	31,907	663,347
Carlyle Secured Lending, Inc.	41,919	658,128
CION Investment Corp.	34,638	384,482
Crescent Capital BDC, Inc.	49,774	835,208
Fidus Investment Corp.	23,879	500,981
FS KKR Capital Corp.(1)	38,265	775,632
Gladstone Capital Corp.(1)	52,418	581,316
Gladstone Investment Corp.(1)	29,783	406,836
Goldman Sachs BDC, Inc.	60,194	860,172
Golub Capital BDC, Inc.	39,699	553,007
Hercules Capital, Inc.(1)	41,157	690,203
Horizon Technology Finance Corp.(1)	42,668	559,804
Main Street Capital Corp.	9,445	399,240
MidCap Financial Investment Corp.	56,387	766,863
Monroe Capital Corp.	40,939	357,807
New Mountain Finance Corp.	46,329	590,695
Oaktree Specialty Lending Corp.	29,592	603,973
OFS Capital Corp.	32,610	337,513
Oxford Square Capital Corp.	107,702	328,491
PennantPark Floating Rate Capital Ltd.	55,933	629,246
PennantPark Investment Corp.	95,864	632,702
Portman Ridge Finance Corp.	15,393	317,096
Prospect Capital Corp.(1)	99,777	634,582
Runway Growth Finance Corp.	34,314	440,935
Saratoga Investment Corp.	16,127	433,494
Sixth Street Specialty Lending, Inc.	29,169	580,171
SLR Investment Corp.(1)	47,633	723,069
Stellus Capital Investment Corp.(1)	32,677	491,462
SuRo Capital Corp.*	90,918	370,036
TriplePoint Venture Growth BDC Corp.(1)	70,771	893,130
WhiteHorse Finance, Inc.	58,041	778,910
Total Financials		21,114,521
Total Common Stocks
(Cost $22,324,464)		21,114,521
CLOSED-END FUNDS(2) - 35.6%
BlackRock Debt Strategies Fund, Inc.	50,807	513,151
BlackRock Floating Rate Income Strategies Fund, Inc.	38,193	475,503
BlackRock Floating Rate Income Trust	40,627	484,274
BlackRock Innovation and Growth Term Trust	69,264	568,657
BlackRock Limited Duration Income Trust	41,692	553,670
Blackstone Senior Floating Rate Term Fund	36,539	478,295
Blackstone Strategic Credit Term Fund	46,056	513,064
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	59,993	461,346
Eagle Point Credit Co., Inc.(1)	66,728	691,302
Eaton Vance Floating-Rate Income Trust	41,148	494,187
Eaton Vance Senior Floating-Rate Trust(1)	43,414	528,348
Eaton Vance Senior Income Trust(1)	92,441	515,821
First Trust Senior Floating Rate Income Fund II	64,413	649,927
Invesco Dynamic Credit Opportunity Fund	3,411	37,654
Invesco Senior Income Trust	155,783	602,880
Nuveen Credit Strategies Income Fund	153,815	781,380
Nuveen Floating Rate Income Fund	166,810	1,347,827
Oxford Lane Capital Corp.	192,001	1,032,965
Pioneer Floating Rate Fund, Inc.	64,387	576,908
XAI Octagon Floating Rate Alternative Income Term Trust(1)	118,083	800,603
Total Closed-End Funds
(Cost $13,547,565)		12,107,762

SECURITIES LENDING COLLATERAL - 7.5%

Money Market Fund - 7.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(3)(4)
(Cost $2,558,345)	2,558,345	2,558,345

TOTAL INVESTMENTS - 105.1%
(Cost $38,430,374)		35,780,628
Liabilities in Excess of Other Assets - (5.1)%		(1,734,109)
Net Assets - 100.0%		$34,046,519

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,582,974; total market value of collateral held by the Fund was $2,644,662. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $86,317.
(2)	Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2023.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

July 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$21,114,521	$—	$—	$21,114,521
Closed-End Funds	12,107,762	—	—	12,107,762
Money Market Fund	2,558,345	—	—	2,558,345
Total	$35,780,628	$—	$—	$35,780,628